Balance Sheet Components (Tables)	9 Months Ended
Sep. 30, 2020
Balance Sheet Components
Schedule of Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Credit card processing reserve	$5,007	$2,650
Restricted cash	2,920	2,920
Prepaid expenses	1,260	2,460
Other current assets	765	1,434
Prepaid expenses and other current assets	$9,952	$9,464

Property and Equipment, Net

Property and equipment consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Capitalized internal-use software	$6,591	$3,554
Computer equipment and servers	539	458
Leasehold improvements	114	143
Furniture and fixtures	184	238
Construction in progress	468	519
Total property and equipment	7,896	4,912
Accumulated depreciation and amortization	(2,327)	(1,264)
Property and equipment, net	$5,569	$3,648

Other Current Liabilities

Other current liabilities consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Accrued sales and marketing expenses	$13,111	$1,542
Other accrued expenses	3,603	2,032
Accrued compensation	3,419	2,532
End-user liability, net	2,896	1,431
Other current liabilities	$23,029	$7,537